Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision from Cayman Islands, Hong Kong, and China are as follows:
	For the Years Ended June 30,
	2023	2022
Current tax provision
Cayman Islands	$—	$—
Hong Kong	84,828	183,197
China	157,376	398,085
	242,204	581,282
Deferred tax provision (benefit)
Cayman Islands	—	—
Hong Kong	(305)	—
China	23,771	5,994
	23,465	5,994
Income tax provision	$265,670	$587,276

Schedule of Reconciliation of Differences Between Income Tax Provision Computed Based on PRC Statutory Income Tax Rate and Actual Income Tax Provision	Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the years ended June 30, 2023 and 2022, respectively are as follows:
	For the Years Ended June 30,
	2023	2022
Income tax expense computed based on PRC statutory rate	$504,210	$709,419
Effect of rate differential for Hong Kong entities	(110,932)	(146,790)
Non-deductible expenses:
Stock-based compensation*	14,649	13,543
Meals and entertainment	3,375	4,067
Change in valuation allowance	(145,632)	7,037
Actual income tax provision	$265,670	$587,276

*        The Company’s stock-based compensation expenses were recorded under the Cayman parent company level. Pursuant to the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. As a result, stock-based compensation expenses are non-deductible expenses for income tax purposes.

Schedule of Deferred Tax Assets	The Company’s deferred tax assets are comprised of the following:
	June 30, 2023	June 30, 2022
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$406,760	$576,432
Allowance for doubtful accounts	—	24,751
Allowance of Inventory	305
Less: valuation allowance	(406,760)	(576,432)
Deferred tax assets	$305	$24,751

Schedule of Valuation Allowance	Movement of valuation allowance:
	June 30, 2023	June 30, 2022
Balance at beginning of the period	$576,432	$726,607
Current period addition/(reversal)	(169,672)	8,446
Effect due to the termination of VIE	—	(158,621)
Balance at end of the period	$406,760	$576,432

Schedule of Taxes payable	Taxes payable consist of the following:
	June 30, 2023	June 30, 2022
Income tax payable	$2,363,980	$2,445,687
Value added tax payable	568,157	229,315
Total taxes payable	$2,932,137	$2,675,002